                                   SUPPLEMENT
                             DATED FEBRUARY 1, 2006
                                     TO THE
              COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI")
        FOR HARTFORD SERIES FUND, INC. AND HARTFORD SERIES FUND II, INC.
                          CLASS IA AND CLASS IB SHARES
                               DATED MAY 1, 2005

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

Effective January 12, 2006, Simon H. Thomas assumed lead portfolio manager responsibilities for Hartford International Small Company HLS Fund along with support from Nikunj Hindocha and Daniel Maguire. Edward Makin will no longer serve as portfolio manager of Hartford International Small Company HLS Fund. Accordingly, the SAI shall be revised as follows:

    1. Effective January 12, 2006, in the "Portfolio Managers" section in the "Other Accounts Sub-advised by Wellington Management" table on pages 48-50, the disclosure relating to Edward L. Makin is deleted, the following disclosure is inserted after the row pertaining to Eric C. Stromquist and footnotes g and 34 are added:

                                REGISTERED
                                INVESTMENT
                                 COMPANY        ASSETS       POOLED        ASSETS        OTHER        ASSETS
PORTFOLIO MANAGER                ACCOUNTS      MANAGED      ACCOUNTS      MANAGED       ACCOUNTS     MANAGED
-----------------               ----------   ------------   --------   --------------   --------   ------------
Simon H. Thomas(g)............       4       $426,500,000      7       $1,273,700,000   17   (34)  $987,800,000
Nikunj Hindocha(g)............       4       $426,500,000      7       $1,273,700,000   20   (34)  $988,000,000
Daniel Maguire(g).............       4       $426,500,000      7       $1,273,700,000   16   (34)  $987,600,000

------------------------

     (g) Effective January 12, 2006, Mr. Thomas, Mr. Hindocha and Mr. Maguire have been named as portfolio managers of Hartford International Small Company HLS Fund. The information provided in the table above is current as of October 31, 2005.

     (34) The advisory fee for one of these other accounts listed in the table above is based upon performance. Assets under management in that account total $47,000,000.

    2. Effective January 12, 2006, in the "Portfolio Managers" section in the "Equity Securities Beneficially Owned by Portfolio Managers of Wellington Management" table on pages 55-57, the disclosure relating to Edward L. Makin is deleted, the following disclosure is inserted after the row pertaining to Andrew
J. Shilling and footnote 2 is added:

                                                                           DOLLAR RANGE OF EQUITY
                                                                                 SECURITIES
PORTFOLIO MANAGER                     HLS FUND(S) SUB-ADVISED                BENEFICIALLY OWNED
-----------------         -----------------------------------------------  ----------------------
Simon H. Thomas(2)        International Small Company HLS Fund                  None
Nikunj Hindocha(2)        International Small Company HLS Fund                  None
Daniel Maguire(2)         International Small Company HLS Fund                  None

------------------------

     (2) Effective January 12, 2006, Mr. Thomas, Mr. Hindocha and Mr. Maguire have been named as portfolio managers of Hartford International Small Company HLS Fund. The information provided in the table above is current as of October 31, 2005.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.